Long-term Investments - Schedule of Other Equity Investments (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Other equity investments
Other equity investments	¥ 38,000,000	¥ 44,000,000
EEO Group
Other equity investments
Other equity investments	¥ 38,000,000	38,000,000
Beijing Xiaozhi Education & Technology Co., Ltd. (''Xiaozhi Education")
Other equity investments
Other equity investments		¥ 6,000,000